As filed with the U.S. Securities and Exchange Commission on June 7, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2024

The Brinsmere Fund – Growth ETF

Ticker: TBFG

The Brinsmere Fund – Conservative ETF

Ticker: TBFC

The Brinsmere ETFs

The Brinsmere Fund - Growth ETF

Letter to Shareholders
March 31, 2024 (Unaudited)

Dear TBFG Shareholders,

We are pleased to present the semi-annual report for The Brinsmere Fund - Growth ETF (the “Fund” or “TBFG”) for the period from January 12, 2024 to March 31, 2024 (the “current fiscal period”). This period, TBFG has shown steady performance, outpacing its benchmark, the S&P Target Risk Growth Index, in a complex market environment.

ETF Performance Overview

TBFG’s market price advanced 7.09% while the NAV increased by 6.98%. During the current fiscal period, we strategically concentrated on sectors like technology and healthcare, which have shown resilience and strong growth potential amidst broader market uncertainties.

Comparison with Benchmark

The Fund’s primary benchmark, the S&P Target Risk Growth Index, rose by 5.02% in the same period. This outperformance of 1.96% at NAV is largely due to our strategic equity allocations and the rule-based strategies governing TBFG’s portfolio management.

Underlying Investment Strategies

The investment strategies that underpin TBFG include:

1.    Systematic Market Beta Strategy (SMB) -Growth: This strategy aims to mirror market beta while managing volatility through systematic asset allocation adjustments. These adjustments are based on our proprietary risk assessment tools and are consistent with a growth-oriented approach. During the current fiscal period, the strategy’s algorithm called for a market beta portfolio that reflects the broad stock and bond markets.

2.    Classic Asset Allocation Revisited Strategy (CAAR) -Growth: CAAR uses a modified version of Professor Markowitz’s Critical Line Algorithm to adapt its holdings to the strategy’s assessment of current market conditions, consistent with a growth-oriented approach. During the current fiscal period, CAAR-G optimized the portfolio by favoring sectors with higher growth prospects.

Sector Performance and Asset Allocation

During the current fiscal period, we focused on sectors with potential for growth while also prioritizing risk management. The Fund’s gains were primarily fueled by the Vanguard Mega Cap Growth ETF, Invesco QQQ ETF, and Vanguard Growth ETF. In contrast, the iShares TIPS Bond ETF, Vanguard Total Bond Market ETF, and Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF faced challenges.

The Brinsmere Fund - Growth ETF

LETTER to Shareholders
March 31, 2024 (Unaudited) (Continued)

Operational Highlights and Market Outlook

The fund has adhered to a disciplined investment approach, aligning with our long-term strategic goals while responding to immediate market changes. Looking ahead, we are mindful of both the challenges and opportunities that may arise as the investment landscape evolves, influenced by economic indicators, market conditions and geopolitical events. Our team remains prepared to make discretionary tactical adjustments when conditions warrant, and is committed to continuously look for ways to better serve the best interests of our shareholders.

We appreciate your continued investment in TBFG and thank you for your trust and partnership.

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

One may not directly invest in an index.

The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

Past performance does not guarantee future results.

The Brinsmere Fund - Growth ETF is distributed by Quasar Distributors, LLC.

The Brinsmere Fund - Conservative ETF

LETTER to Shareholders
March 31, 2024 (Unaudited)

Dear TBFC Shareholders,

We are pleased to present the semi-annual report for The Brinsmere Fund - Conservative ETF (the “Fund” or “TBFC”) for the period from January 12, 2024 to March 31, 2024 (the “current fiscal period”). During the current fiscal period, TBFC has continued to navigate the complexities of the market environment, aiming to deliver consistent returns while managing risk effectively.

ETF Performance Overview

TBFC’s market price advanced 3.98% while the NAV grew by 3.92%. This growth underscores our commitment to risk mitigation while preserving the potential to capture market upside.

Comparison with Benchmark

The Fund’s primary benchmark, the S&P Target Risk Moderate Index, increased by 3.33%. TBFC’s performance has maintained an edge over the benchmark by 0.59% at NAV, highlighting the effectiveness of our rule-based strategies governing TBFC’s portfolio management.

Underlying Investment Strategies

TBFC employs two fundamental strategies as part of its investment approach, as detailed in our prospectus:

1.    Systematic Market Beta Strategy (SMB) - Conservative: This strategy aims to mirror market beta while managing volatility through systematic asset allocation adjustments, based on our proprietary risk assessment tools and consistent with a more conservative approach. During the current fiscal period, the strategy’s algorithm called for a market beta portfolio that reflects the broad stock and bond markets.

2.    Classic Asset Allocation Revisited Strategy (CAAR) - Conservative: The conservative variant of CAAR has continued to dynamically reallocate resources among various asset classes based on changing market conditions and our ongoing risk assessments, consistent with a more conservative approach.

Sector Performance and Asset Allocation

Our emphasis during the current fiscal period has been on sectors that offer stability and are less sensitive to economic downturns. We have also maintained a cautious approach to sectors more susceptible to volatility, ensuring alignment with our conservative investment objectives. The gains in the fund were driven by Vanguard Growth ETF, SPDR S&P 500 ETF, and Vanguard Total Stock Market ETF, whereas iShares TIP Bond ETF, Vanguard Total Bond Market ETF, and Vanguard Intermediate Term Bond ETF struggled.

The Brinsmere Fund - Conservative ETF

LETTER to Shareholders
March 31, 2024 (Unaudited) (Continued)

Operational Highlights and Market Outlook

The Fund has adhered to a disciplined investment approach, aligning with our long-term strategic goals while responding to immediate market changes. Looking ahead, we are mindful of both the challenges and opportunities that may arise as the investment landscape evolves, influenced by economic indicators, market conditions and geopolitical events. Our team remains prepared to make discretionary tactical adjustments when conditions warrant, and is committed to continuously look for ways to better serve the best interests of our shareholders.

We appreciate your continued investment in TBFC and thank you for your trust and partnership.

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

One may not directly invest in an index.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

Past performance does not guarantee future results.

The Brinsmere Fund - Conservative ETF is distributed by Quasar Distributors, LLC.

The Brinsmere ETFs

Portfolio Allocations
As of March 31, 2024 (Unaudited)

The Brinsmere Fund - Growth ETF
Asset Type	Percentage of Net Assets
Exchange Traded Funds (a)	99.6%
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

The Brinsmere Fund - Conservative ETF
Asset Type	Percentage of Net Assets
Exchange Traded Funds (a)	99.8%
Short-Term Investments	0.2
Liabilities in Excess of Other Assets (b)	(0.0)
Total	100.0%

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 6 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

The Brinsmere Fund - Growth ETF

Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.6% (a)
Commodities Broad Basket — 2.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	578,112	$8,018,413

Domestic Equity — 76.4%
Invesco QQQ Trust Series 1	43,999	19,535,996
Invesco S&P 500 Equal Weight ETF	52,112	8,826,210
iShares Core S&P Mid-Cap ETF	111,905	6,797,110
iShares Core S&P Small-Cap ETF	64,300	7,106,436
iShares Russell Mid-Cap Growth ETF	53,367	6,091,309
Real Estate Select Sector SPDR Fund	196,698	7,775,472
SPDR S&P 500 ETF Trust	36,100	18,882,827
Vanguard Growth ETF	72,927	25,101,473
Vanguard Mega Cap Growth ETF	50,181	14,382,376
Vanguard Small-Cap ETF	69,864	15,970,212
Vanguard Small-Cap Growth ETF	25,890	6,750,041
Vanguard Total Stock Market ETF	180,300	46,859,970
Vanguard Value ETF	169,217	27,558,681
		211,638,113
Domestic Fixed Income — 19.7%
iShares 20+ Year Treasury Bond ETF	26,000	2,460,120
iShares 7-10 Year Treasury Bond ETF	21,600	2,044,656
iShares iBoxx $ High Yield Corporate Bond ETF	15,800	1,228,134
iShares MBS ETF	35,400	3,271,668
Vanguard Intermediate-Term Corporate Bond ETF	91,566	7,371,979
Vanguard Long-Term Corporate Bond ETF	21,150	1,654,564
Vanguard Short-Term Bond ETF	102,327	7,845,411
Vanguard Short-Term Treasury ETF	422,700	24,546,189
Vanguard Total Bond Market ETF	56,500	4,103,595
		54,526,316
Foreign Fixed Income — 0.6%
Vanguard Total International Bond ETF	33,500	1,647,865
TOTAL EXCHANGE TRADED FUNDS (Cost $244,462,675)		275,830,707

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Growth ETF

SCHEDULE of Investments
March 31, 2024 (Unaudited) (Continued)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
First American Treasury Obligations Fund – Class X, 5.22%(b)	1,465,167	$1,465,167
TOTAL SHORT-TERM INVESTMENTS (Cost $1,465,167)		1,465,167

TOTAL INVESTMENTS (Cost $245,927,842) — 100.1%		$277,295,874
Liabilities in Excess of Other Assets — (0.1)%		(374,830)
TOTAL NET ASSETS — 100.0%		$276,921,044

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 6 in Notes to Financial Statements.

(b) The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Conservative ETF

SCHEDULE of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.8% (a)
Commodities Broad Basket — 1.6%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	326,363	$4,526,655

Domestic Equity — 41.2%
Invesco QQQ Trust Series 1	11,350	5,039,513
Invesco S&P 500 Equal Weight ETF	20,490	3,470,391
Real Estate Select Sector SPDR Fund	144,149	5,698,210
SPDR S&P 500 ETF Trust	15,514	8,114,908
Vanguard Growth ETF	56,960	19,605,632
Vanguard High Dividend Yield ETF	33,307	4,029,814
Vanguard Mega Cap Growth ETF	17,580	5,038,604
Vanguard Small-Cap ETF	43,248	9,886,060
Vanguard Total Stock Market ETF	131,600	34,202,840
Vanguard Value ETF	130,505	21,254,044
		116,340,016
Domestic Fixed Income — 52.6%
iShares 20+ Year Treasury Bond ETF	79,160	7,490,119
iShares iBoxx $ High Yield Corporate Bond ETF	44,623	3,468,546
iShares MBS ETF	22,100	2,042,482
iShares Short Treasury Bond ETF	61,317	6,777,981
Vanguard Intermediate-Term Bond ETF	183,280	13,819,312
Vanguard Intermediate-Term Corporate Bond ETF	231,533	18,640,722
Vanguard Long-Term Corporate Bond ETF	58,591	4,583,574
Vanguard Short-Term Bond ETF	397,320	30,462,524
Vanguard Short-Term Corporate Bond ETF	58,401	4,514,981
Vanguard Short-Term Treasury ETF	756,165	43,910,502
Vanguard Total Bond Market ETF	177,012	12,856,382
		148,567,125
Foreign Equity — 2.8%
Vanguard FTSE Developed Markets ETF	78,828	3,954,801
Vanguard FTSE Emerging Markets ETF	94,569	3,950,147
		7,904,948
Foreign Fixed Income — 1.6%
Vanguard Total International Bond ETF	90,726	4,462,812
TOTAL EXCHANGE TRADED FUNDS (Cost $257,614,215)		281,801,556

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Conservative ETF

SCHEDULE of Investments
March 31, 2024 (Unaudited) (Continued)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Treasury Obligations Fund – Class X, 5.22%(b)	675,000	$675,000
TOTAL SHORT-TERM INVESTMENTS (Cost $675,000)		675,000

TOTAL INVESTMENTS (Cost $258,289,215) — 100.0%		$282,476,556
Liabilities in Excess of Other Assets — 0.0%(c)		(46,245)
TOTAL NET ASSETS — 100.0%		$282,430,311

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 6 in Notes to Financial Statements.

(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

The Brinsmere ETFs

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	The Brinsmere Fund - Growth ETF	The Brinsmere Fund - Conservative ETF
ASSETS
Investments in securities, at value *	$277,295,874	$282,476,556
Dividends and interest receivable	87,054	36,918
Total assets	277,382,928	282,513,474

LIABILITIES
Cash, due to custodian	380,723	—
Management fees payable	81,161	83,163
Total liabilities	461,884	83,163

NET ASSETS	$276,921,044	$282,430,311

Net Assets Consist of:
Paid-in capital	$241,090,250	$255,524,114
Total distributable earnings (accumulated deficit)	35,830,794	26,906,197
Net assets	$276,921,044	$282,430,311

Net Asset Value:
Net assets	$276,921,044	$282,430,311
Shares outstanding ^	10,369,000	10,904,000
Net asset value, offering and redemption price per share	$26.71	$25.90

* Identified cost:
Investments in securities	$245,927,842	$258,289,215

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

The Brinsmere ETFs

Statements of Operations
For the Period Ended March 31, 2024(1) (Unaudited)

	The Brinsmere Fund - Growth ETF	The Brinsmere Fund - Conservative ETF
INCOME
Dividends	$1,041,594	$1,339,281
Interest	6,581	8,125
Total investment income	1,048,175	1,347,406

EXPENSES
Management fees	194,866	201,051
Total expenses	194,866	201,051
Net investment income (loss)	853,309	1,146,355

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(218,681)	(58,505)
In-kind redemptions	4,208,857	2,479,593
Change in unrealized appreciation (depreciation) on:
Investments	31,368,032	24,187,341
Net realized and unrealized gain (loss) on investments	35,358,208	26,608,429
Net increase (decrease) in net assets resulting from operations	$36,211,517	$27,754,784

(1)	The Funds commenced operations on January 12, 2024. The information presented is from January 12, 2024 to March 31, 2024.

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Growth ETF

Statement of Changes in Net Assets

Period Ended March 31, 2024(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$853,309
Net realized gain (loss) on investments	3,990,176
Change in unrealized appreciation (depreciation) on investments	31,368,032
Net increase (decrease) in net assets resulting from operations	36,211,517

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(380,723)
Total distributions to shareholders	(380,723)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	64,960,327
Proceeds from shares issued in connection with in-kind contribution (Note 7)	229,162,439
Payments for shares redeemed	(53,032,516)
Net increase (decrease) in net assets derived from capital share transactions (a)	241,090,250
Net increase (decrease) in net assets	$276,921,044

NET ASSETS
Beginning of period	$—
End of period	$276,921,044

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	2,550,000
Shares issued in connection with in-kind contribution (Note 7)	9,899,000
Shares redeemed	(2,080,000)
Net increase (decrease)	10,369,000

(1)	The Fund commenced operations on January 12, 2024. The information presented is from January 12, 2024 to March 31, 2024.

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Conservative ETF

Statement of Changes in Net Assets

Period Ended March 31, 2024(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$1,146,355
Net realized gain (loss) on investments	2,421,088
Change in unrealized appreciation (depreciation) on investments	24,187,341
Net increase (decrease) in net assets resulting from operations	27,754,784

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(848,587)
Total distributions to shareholders	(848,587)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,186,057
Proceeds from shares issued in connection with in-kind contribution (Note 7)	252,918,522
Payments for shares redeemed	(26,580,465)
Net increase (decrease) in net assets derived from capital share transactions (a)	255,524,114
Net increase (decrease) in net assets	$282,430,311

NET ASSETS
Beginning of period	$—
End of period	$282,430,311

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	1,150,000
Shares issued in connection with in-kind contribution (Note 7)	10,804,000
Shares redeemed	(1,050,000)
Net increase (decrease)	10,904,000

(1)	The Fund commenced operations on January 12, 2024. The information presented is from January 12, 2024 to March 31, 2024.

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Growth ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended March 31, 2024(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.08
Net realized and unrealized gain (loss) on investments (6)	1.67
Total from investment operations	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)

Net asset value, end of period	$26.71

Total return	6.98	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$276,921

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.35	%(4)
Net investment income (loss) to average net assets	1.53	%(4)
Portfolio turnover rate (5)	18	%(3)

(1)	Commencement of operations on January 12, 2024.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

The Brinsmere Fund - Conservative ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended March 31, 2024(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.11
Net realized and unrealized gain (loss) on investments (6)	0.87
Total from investment operations	0.98

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.08)
Total distributions to shareholders	(0.08)

Net asset value, end of period	$25.90

Total return	3.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$282,430

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.35	%(4)
Net investment income (loss) to average net assets	1.99	%(4)
Portfolio turnover rate (5)	9	%(3)

(1)	Commencement of operations on January 12, 2024.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

The Brinsmere ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Brinsmere Fund - Growth ETF and The Brinsmere Fund - Conservative ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of The Brinsmere Fund - Growth ETF is to seek long-term growth of capital. The investment objective of The Brinsmere Fund - Conservative ETF is to seek long-term capital appreciation in a manner that is consistent with capital preservation. Both The Brinsmere Fund - Growth ETF and The Brinsmere Fund - Conservative ETF commenced operations on January 12, 2024.

The end of the reporting period for the Funds is March 31, 2024, and the period covered by these Notes to Financial Statements is the period from January 12, 2024 through March 31, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

The Brinsmere Fund - Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$275,830,707	$—	$—	$275,830,707
Short-Term Investments	1,465,167	—	—	1,465,167
Total Investments in Securities	$277,295,874	$—	$—	$277,295,874

The Brinsmere Fund - Conservative ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$281,801,556	$—	$—	$281,801,556
Short-Term Investments	675,000	—	—	675,000
Total Investments in Securities	$282,476,556	$—	$—	$282,476,556

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Estate Counselors, LLC, doing business as The Milwaukee Company (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Funds’ average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
The Brinsmere Fund - Growth ETF	$55,701,287	$49,311,610
The Brinsmere Fund - Conservative ETF	$32,793,040	$25,495,973

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
The Brinsmere Fund - Growth ETF	$57,702,312	$52,781,930
The Brinsmere Fund - Conservative ETF	$21,376,852	$26,399,314

NOTE 5 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 6 – RISKS

Investment Company Risk. The risks of investing in investment companies, such as the underlying funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.

NOTE 7 – IN-KIND CONTRIBUTIONS

As part of the Funds’ commencement of operation on January 12, 2024, The Brinsmere Fund - Growth ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $247,472,989 of securities which were recorded at their current value, and The Brinsmere Fund – Conservative ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $270,106,363 of securities which were recorded at their current value. The purposes of the transactions were to combine accounts with similar investment strategies into single ETFs with a comparable investment objective and investment strategy. As the transactions were determined to be non-taxable transactions by management, the Funds elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of January 12, 2024 for The Brinsmere Fund – Growth ETF was $229,162,439, resulting in net unrealized appreciation on investments of $18,310,550 as of that date. The cost of the contributed securities as of January 12, 2024 for The Brinsmere Fund – Conservative ETF was $252,918,522, resulting in net unrealized appreciation on investments of $17,187,841 as of that date. As a result of the in-kind contributions, The Brinsmere Fund – Growth ETF issued 9,899,000 shares at a $25.00 per share net asset value, and The Brinsmere Fund – Conservative ETF issued 10,804,000 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as single integrated portfolios since the

The Brinsmere ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited) (Continued)

transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Funds’ Statements of Operations. All fees and expenses incurred in conjunction with the transactions were paid by the Adviser.

The Brinsmere ETFs

Expense Examples

For the Period Ended March 31, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Brinsmere ETFs

Expense Examples

For the Period Ended March 31, 2024 (Unaudited) (Continued)

The Brinsmere Fund - Growth ETF

	Beginning Account Value January 12, 2024	Ending Account Value March 31, 2024	Expenses Paid During the Period
Actual	$1,000.00	$1,069.80	$0.79(1)
Hypothetical	$1,000.00	$1,023.25	$1.77(2)

The Brinsmere Fund - Conservative ETF

	Beginning Account Value January 12, 2024	Ending Account Value March 31, 2024	Expenses Paid During the Period
Actual	$1,000.00	$1,039.20	$0.78(1)
Hypothetical	$1,000.00	$1,023.25	$1.77(2)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.35%, multiplied by the average account value during the period, multiplied by 80/366, to reflect the current fiscal period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.35%, multiplied by the average account value during the period, multiplied by 183/366, to reflect the six-month period.

The Brinsmere ETFs

Approval of Advisory Agreements & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12-13, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (1) the Investment Advisory Agreement (the “Advisory Agreement”) between Estate Counselors, LLC, d/b/a The Milwaukee Company (the “Adviser”) and the Trust, on behalf of The Brinsmere Fund – Growth ETF and The Brinsmere Fund – Conservative ETF (each, a “Fund” and, together, the “Funds”), and (2) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among the Adviser, the Trust, on behalf of the Funds, and Penserra Capital Management LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”) or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Adviser (together, the “Advisers”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services rendered to each Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as each Fund grows and whether the advisory fee for such Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates resulting from services rendered to the Funds; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to its role as sub-adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Funds by the Advisers, and additional information about the Advisers’ personnel and operations. The Adviser also described each Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and the Board deliberated on the approval of the Agreements in light of this information.

The Brinsmere ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Funds.

The Board also considered the services to be provided to the Funds, including oversight of the Funds’ proposed sub-adviser, monitoring the extent to which each Fund achieves its investment objective as an actively managed fund, and monitoring each Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Funds are actively managed. Consequently, with respect to each Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Funds.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board compared each Fund’s net expense ratio to those of its Peer Group and Selected Peer Group (each defined below). The Board noted that Barrington Partners had selected the same peer funds (the “Peer Group”) for each Fund given the similarities of the Funds’ investment objectives and principal investment strategies. The Board considered that the Peer Group was comprised of a mix of actively managed and index-based tactical allocation ETFs. In particular, the Board noted that the Funds had the lowest net expense ratios in the Peer Group.

The Board noted, however, that the Adviser had selected different funds to serve as each Fund’s most direct competitors (each, a “Selected Peer Group”). Although each Selected Peer Group was comprised of actively managed ETFs that employ various momentum, trend following, and signal-based investment strategies analogous to those of the Funds and adjust their exposures to asset classes and market sectors in response to or in anticipation of changes in the market environment, the Board noted that the Selected Peer Group for The Brinsmere Fund - Conservative ETF included funds

The Brinsmere ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONS

(Unaudited) (Continued)

that have a capital preservation tilt due to their considerably large allocations to fixed income securities. Despite being compared to different peer funds, each Fund had the lowest net expense ratio within its Selected Peer Group.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board also considered that each Fund operates as a fund of funds that invests significantly in other registered investment companies, and, as such, both Funds will generate AFFE.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Funds at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and, consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

The Board considered the Funds’ expenses and the structure of each Fund’s advisory fee with respect to potential economies of scale. The Board noted that each Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that each Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and each Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Funds grow in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was

The Brinsmere ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONS

(Unaudited) (Continued)

fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser would have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Funds are actively managed. Consequently, with respect to each Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the portfolio managers’ day-to-day management of the Funds.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.

The Brinsmere ETFs

APPROVAL OF ADVISORY AGREEMENTs & BOARD CONSIDERATIONS

(Unaudited) (Continued)

The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Funds, noting that the Sub-Adviser had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund at various projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Funds’ sub-advisory fee rates do not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Funds’ shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

The Brinsmere ETFs

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.thebrinsmerefunds.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.thebrinsmerefunds.com daily.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.thebrinsmerefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.thebrinsmerefunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.thebrinsmerefunds.com.

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Adviser
The Milwaukee Company
414 North Main Street
Thiensville, Wisconsin 53092

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

The Brinsmere Fund – Growth ETF
Symbol – TBFG
CUSIP – 26922B519

The Brinsmere Fund – Conservative ETF
Symbol – TBFC
CUSIP – 26922B493

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/6/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/6/2024

*	Print the name and title of each signing officer under his or her signature.